CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.63%	4.52%	3.00%
Expected life	1 year 1 month 6 days	5 years	5 years
Annualized volatility	32.00%	57.00%	64.00%
Dividend rate	0.00%	0.00%	0.00%